MERGER WITH BRUSHY RESOURCES, INC. AND RELATED TRANSACTIONS	6 Months Ended
Jun. 30, 2016
Business Combinations [Abstract]
Mergers, Acquisitions and Dispositions Disclosures
NOTE 4 – MERGER WITH BRUSHY RESOURCES, INC. AND RELATED TRANSACTIONS

As described in Note 1 above, on June 23, 2016, the Company completed its Merger with Brushy. The results of the Company's operations since the closing date of the Merger are included in its consolidated statement of operations. The Merger was effected through the issuance of approximately 5.785 million shares of Common Stock in exchange for all outstanding shares of Brushy common stock using a ratio of 0.4550916 shares of Lilis Common Stock for each share of Brushy common stock and the assumption of Brushy's liabilities, including approximately $11.4 million of outstanding debt with Independent Bank, Brushy's senior lender, and approximately $7.2 million of accounts payable, accrued expenses and asset retirement obligations. In connection with the closing of the Merger, Lilis paid down $6.0 million of the principal amount outstanding on the loan, made a cash payment of $500,000 to SOS and issued SOS a Note of $1 million, along with a warrant to purchase 200,000 shares of Common Stock. For a complete description of the liabilities assumed by the Company in connection with the Merger see Note 7 -Loan Agreements-Independent Bank and Promissory Note.

In connection with the Merger, Lilis incurred Merger-related costs of approximately $3.22 million to date, including (i) $3.05 million of consulting, investment, advisory, legal and other Merger-related fees, and (ii) $169,000 of value in conjunction with the warrants issued to SOS recorded additional Merger consideration.

Allocation of Purchase Price - The Merger has been accounted for as a business combination, using the acquisition method. The following table represents the preliminary allocation of the total purchase price of Brushy to the assets and liabilities assumed based on the fair value on the closing date of the Merger.

The following table sets forth our preliminary purchase price allocation:

	(in thousands, except number of shares and stock price)
Shares of Lilis Common Stock issued to Brushy shareholders		5,785,119
Lilis Common Stock closing price on June 23, 2016		$1.20
Fair value of Common Stock issued		$6,942
Cash consideration paid to SOS		500
SOS Note		1,000
Fair value of SOS warrant		170
Warrant liability – repricing derivative		164
Advance to Brushy pre-merger		2,508
Total purchase price		11,284
Plus: liabilities assumed by Lilis
Current Liabilities
Account payable and accrued expenses	$5,650
Accrued expenses – penalties assumed with Merger	738
Term loan - Independent Bank	11,379
		17,767

Long-Term Debt		19
Asset Retirement Obligation		777
Amount attributable to liabilities assumed		18,563
		$29,847

Fair Value of Brushy Assets
Current Assets:
Cash	$706
Other current assets	603
		$1,309
Oil and Gas Properties:
Evaluated properties	7,512
Unevaluated properties	20,625
		28,137
Other assets
Other Property Plant & Equipment	42
Other assets	359
		401
Total Asset Value		$29,847

The fair value measurements of oil and natural gas properties and asset retirement obligations are based on inputs that are not observable in the market and therefore represent Level 3 inputs. The fair values of oil and natural gas properties and asset retirement obligations were measured using valuation techniques that convert future cash flows to a single discounted amount. Significant inputs to the valuation of oil and natural gas properties included estimates of: (i) recoverable reserves; (ii) production rates; (iii) future operating and development costs; (iv) future commodity prices; and (v) a market-based weighted average cost of capital rate. These inputs required significant judgments and estimates by management at the time of the valuation and are the most sensitive and may be subject to change.

The results of operations attributable to Brushy are included in the Company’s consolidated statement of operations beginning on June 24, 2016. Revenues of approximately $70,000 and pre-tax net loss of approximately $129,000 from Brushy were generated from June 24, 2016 to June 30, 2016.

Pro forma Financial Information - The following pro forma condensed combined financial information was derived from the historical financial statements of Lilis and Brushy and gives effect to the Merger as if it had occurred on January 1, 2015. The below information reflects pro forma adjustments based on available information and certain assumptions that we believe are reasonable, including (i) Lilis’s Common Stock issued to convert Brushy’s outstanding shares of common stock as of the closing date of the Merger, (ii) adjustments to conform Brushy’s historical policy of accounting for its oil and natural gas properties from the successful efforts method to the full cost method of accounting, (iii) depletion of Brushy's fair-valued proved oil and gas properties, and (iv) the estimated tax impacts of the pro forma adjustments. Additionally, pro forma earnings for the three and six months ended June 30, 2016 were adjusted to exclude $6.8 million and $7.4 million, respectively, of Merger-related costs, which includes an inducement expense of $5.1 million for both periods presented incurred by Lilis and $582,000 and $746,000, respectively, incurred by Brushy. The pro forma results of operations do not include any cost savings or other synergies that may result from the Merger or any estimated costs that have been or will be incurred by Lilis to integrate the Brushy assets. The pro forma condensed combined financial information has been included for comparative purposes and is not necessarily indicative of the results that might have actually occurred had the Merger taken place on January 1, 2015; furthermore, the financial information is not intended to be a projection of future results.

	Three Months		Six Months
	Ended		Ended
	June 30,		June 30,
	2016	2015	2016	2015
(in thousands, except per share amounts)
Revenue	$1,808	$568	$2,630	$1,297

Net loss	$(5,843)	$(6,522)	$(10,511)	$(14,305)

Net loss per common share basic and diluted	$(1.48)	$(2.40)	$(3.06)	$(5.29)

Weighted average shares outstanding:
Basic and diluted	3,946,573	2,712,607	3,431,122	2,705,754

Debenture Conversion

On June 23, 2016, pursuant to the terms of the Debenture Conversion Agreement, dated as of December 29, 2015, the Company's remaining outstanding 8% Convertible Debentures converted automatically upon consummation of the Merger at $5.00 per share, resulting in the issuance of 1,369,293 shares of Common Stock. In exchange for the reduction in conversion price, all accrued but unpaid interest was forfeited. The modification of such conversion rate resulted in an immaterial gain. The convertible debentures and associated derivative liability was then reclassified to additional paid in capital.

Series A Preferred Stock Conversion

On June 23, 2016, upon consummation of the Merger, each outstanding share of Series A Preferred Stock automatically converted into Common Stock at a conversion price of $5.00 resulting in the issuance of 1,500,000 shares of Common Stock. In exchange for the reduction in conversion price, all accrued but unpaid dividends were forfeited. The modification of such conversion rate resulted in a $540,000 loss on extinguishment.

Convertible Notes Transactions and Conversion

In a series of transactions from December 29, 2015 to May 6, 2016, the Company issued an aggregate of approximately $5.8 million Convertible Notes maturing on June 30, 2016 and April 1, 2017, at a conversion price of $5.00 and warrants to purchase an aggregate of approximately 2.3 million shares of Common Stock with an exercise price of $2.50 for warrants issued between December 2015 and March 2016 and $0.10 for the warrants issued in May 2016. Subsequently, as an inducement to participate in the May Convertible Notes offering, warrants to purchase up to 620,000 shares of Common Stock issued between December 2015 and March 2016 were amended and restated to reduce the exercise price to $0.10. As such, the Company recorded in other income (expense) an inducement expense of $1.72 million. The proceeds from this financing were used to pay a $2.0 million refundable deposit in connection with the Merger, to fund certain operating expenses of Brushy in an aggregate amount of $508,000, to fund approximately $1.3 million of interest payments to Heartland and to fund approximately $2.0 million in working capital and accounts payables reductions.

In connection with the closing of the Merger, on June 23, 2016, certain holders of Convertible Notes in an aggregate principal amount of approximately $4.0 million entered into a Conversion Agreement with the Company (the "Note Conversion Agreement"). The terms of the Note Conversion Agreement provided that the Convertible Notes were automatically converted into Common Stock upon the closing of the Merger. Pursuant to the terms of the Note Conversion Agreement, in exchange for immediate conversion upon closing, the conversion price was reduced to $1.10, which resulted in the issuance of 3,636,363 shares of Common Stock. The modification of such conversion rate resulted in a $3.4 million inducement charge recorded in other expense. Holders of these Convertible Notes waived and forfeited any and all rights to receive accrued but unpaid interest. For a more detailed description of the terms of the Convertible Notes see Note 7 -Loan Agreements-Convertible Notes. T.R. Winston & Company, LLC ("TRW") also received an advisory fee in connection with the Convertible Notes transactions of $350,000, which was subsequently reinvested into the Series B Preferred Offering for 350 shares of Series B Preferred Stock and the related warrants to purchase 159,091 shares of Common Stock at an exercise price of $2.50.

Series B Preferred Stock Issuance

On June 15, 2016, the Company entered into the Series B Purchase Agreement with accredited investors, pursuant to which the Company issued an aggregate of $20 million of Series B Preferred Stock with a conversion price of $1.10 and warrants to purchase 9,090,909 shares of Common Stock at an exercise price of $2.50. The warrants are immediately exercisable from the issuance date, for a period of two years, subject to certain conditions. The Company also issued to TRW and KES 7 Capital Inc. ("KES7") warrants to purchase 452,724 and 820,000 shares of common stock respectively, in addition to a cash fee of $500,000 to TRW, $150,000 of which was subsequently reinvested in the Series B Preferred Offering for 150 shares of Series B Preferred Stock and the related warrants to purchase 68,182 shares of Common Stock at an exercise price of $2.50 and $900,000 to KES7, in addition to certain fees and expenses associated with the transaction. The Company used and expects to continue to use the proceeds of the Series B Preferred Stock offering for acquisition costs incurred in connection with the Merger, debt repayment, drilling and development costs and general corporate purposes. For a more detailed description of terms of the Series B Preferred Stock see Note 10 - Shareholders' Equity.